LEASE (Tables)	12 Months Ended
Dec. 31, 2021
LEASE
Schedule of supplemental cash flow information related to leases

	Year ended,	Year ended,
	December 31, 2020	December 31, 2021
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	30,536	33,252
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	36,236	25,349

Schedule of ROU assets and lease liabilities

	Year ended,	Year ended,
	December 31, 2020	December 31, 2021
	RMB	RMB
Right-of-use assets	48,990	42,606
Operating lease liabilities-current	28,528	25,779
Operating lease liabilities-non current	14,974	13,177

Schedule of weighted-average remaining lease term and weighted-average discount rate

	Year ended,	Year ended,
	December 31, 2020	December 31, 2021
	RMB	RMB
Weighted-average remaining lease term	1.69	2.09
Weighted-average discount rate	6.16%	6.22%

Schedule of maturities of operating lease liabilities

The maturities of operating lease liabilities as of December 31, 2020 and 2021 are as follows:

Year ended,
December 31, 2020
RMB
2021	32,255
2022	13,582
2023	710
2024	—
2025 and thereafter	—
Total undiscounted lease payments	46,547
Imputed interest	(3,045)
Total lease liabilities	43,502

The maturities of operating lease liabilities as of December 31, 2020 and 2021 are as follows: - continued

Year ended,
December 31, 2021
RMB
2022	28,203
2023	7,034
2024	3,550
2025	382
2026 and thereafter	—
Total undiscounted lease payments	39,169
Imputed interest	(213)
Total lease liabilities	38,956